Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended	3 Months Ended				9 Months Ended
	Feb. 01, 2023 shares $ / shares	Jan. 01, 2023 USD ($) shares $ / shares	Jan. 01, 2022 USD ($) shares	Jan. 31, 2021 shares	Sep. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 $ / shares	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 $ / shares	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 $ / shares	Jan. 01, 2021 USD ($)	Jan. 01, 2021 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €					€ 4.2			€ 1.9	€ 19.4	€ 5.4
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares											$ 16.55		$ 26.23		$ 24.5
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																		$ 4.8	€ 4.3
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted																$ 16.0	€ 15.1
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted			$ 19.0											€ 17.9
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted		$ 3.8										€ 3.4
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted		$ 7.5										€ 7.0
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									761,544
New awards granted in the period (in shares)									1,296,137
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		152,695
Liabilities from share-based payment transactions (in shares)		73,120
Shares issued, price per share (in dollars per share) | $ / shares		$ 17.24
Restricted shares | Management Award 2019 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		79,575
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	414,859
Liabilities from share-based payment transactions (in shares)	192,079
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.77
Restricted shares | Management Award 2020 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	222,780
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		193,990
Liabilities from share-based payment transactions (in shares)		83,209
Shares issued, price per share (in dollars per share) | $ / shares		$ 17.24
Restricted shares | January 1, 2018 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		110,781
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period									3 years
EBITDA and cumulative net sales tranches as percent of total award																3750.00%	3750.00%
Share price tranche as percent of total award																2500.00%	2500.00%
Incremental fair value granted, modified share-based payment arrangements						$ 9.0	€ 8.5
New awards granted in the period (in shares)				820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements						$ 11.4	€ 10.8
New awards granted in the period (in shares)			1,140,518
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									193,990
New awards granted in the period (in shares)									0
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									414,859
New awards granted in the period (in shares)									0
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									87,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)									0
New awards granted in the period (in shares)									1,209,137